LOANS - Financial leasing portfolio - Contracts receivable (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Gross investment	$ 21,489,564	$ 17,883,826
Net investment	13,532,370	12,776,517
Not later than one year [member]
Disclosure of financial assets [line items]
Gross investment	7,706,238	2,383,724
Net investment	4,330,434	1,761,738
Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Gross investment	7,678,563	8,000,626
Net investment	5,383,073	5,464,964
More than 5 years [member]
Disclosure of financial assets [line items]
Gross investment	6,104,763	7,499,476
Net investment	$ 3,818,863	$ 5,549,815